12. Debt (Details - Convertible debentures) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: current portion of convertible notes, net	$ (2,349,677)	$ (4,828,656)
Convertible notes, net	897,349	505,000
Convertible Debentures [Member]
Loan discounts	(385,266)	(224,958)
Total convertible notes, net	3,247,026	0
Less: current portion of convertible notes, net	(2,349,677)	(4,828,658)
Convertible notes, net	897,349	505,000
Convertible Promissory Notes Bridge Notes [Member] | Convertible Debentures [Member]
Convertible debt, gross	373,587	0
Unsecured Convertible Redeemable Notes Variable Conversion Price [Member] | Convertible Debentures [Member]
Convertible debt, gross	265,000	100,000
Secured Convertible Notes OID [Member] | Convertible Debentures [Member]
Convertible debt, gross	153,250	664,473
Senior Secured Convertible Newbridge [Member] | Convertible Debentures [Member]
Convertible debt, gross	52,572	289,143
Senior Secured Convertible Original TDH Notes [Member] | Convertible Debentures [Member]
Convertible debt, gross	882,175	4,000,000
Senior Secured Convertible TDH Notes [Member] | Convertible Debentures [Member]
Convertible debt, gross	1,645,393	505,000
Senior Secured Convertible Additional Secured Notes [Member] | Convertible Debentures [Member]
Convertible debt, gross	$ 260,315	$ 0